Other financial assets	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Other financial assets [text block]
10.	Other financial assets

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
		(Restated)	(Restated)
Current
Derivative assets	$6,628	$2,841	$3,397
Restricted cash	3,738	—	—
	$10,366	$2,841	$3,397

Non-current
Investments at fair value through profit or loss	15,159	22,255	13,700
Restricted cash	—	206	17,148
	15,159	22,461	30,848
	$25,525	$25,302	$34,245

Investments at fair value through profit or loss consist of securities in Canadian metals and mining companies, all of which are publicly traded. The change in investments at fair value through profit or loss is mostly attributed to fluctuation in market price, foreign exchange impact and net disposals.